Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued vacation	$ 673,541	$ 438,936	$ 248,722
Accrued payroll	208,105	314,451	143,210
Accrued construction-in-progress	87,926	637,776
Accrued lab supplies	1,261,696	301,989	18,837
Accrued contract manufacturing	1,709,964
Accrued clinical trial expense	338,802
Accrued outside lab services	85,764
Accrued project consulting	470,476	120,744	5,352
Accrued animal care expense	128,028
Other accrued expenses	44,797	90,982	78,433
Total	$ 5,009,099	$ 1,904,878	$ 494,554